As filed with the Securities and Exchange Commission on February 18, 2022

Registration File No. 811-04234
  333-56969

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 36	☒
and
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	☒
PRE-EFFECTIVE AMENDMENT NO	☐
POST-EFFECTIVE AMENDMENT NO.51	☒

Equitable America Variable Account L

(Exact Name of Trust)

Equitable Financial Life Insurance Company of America

(Name of Depositor)

525 Washington Blvd.
Jersey City, NJ 07310

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: 212-554-1234

SHANE DALY

Vice President and Associate General Counsel

Equitable Financial Life Insurance Company of America

525 Washington Blvd.
Jersey City, NJ 07310

(Name and Address of Agent for Service)

Please Send Copies of all Communications to:

DODIE C. KENT, ESQ.
Eversheds Sutherland (US) LLP
1114 Avenue of the Americas
New York, New York 10036-7703

Approximate date of Proposed Public Offering: It is proposed that this filing will become effective: (check appropriate box)

It is proposed that this filing will become effective (check appropriate box):
☐  immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on  March 20, 2022 pursuant to paragraph (b) of Rule 485
☐  60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on _____________, pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Units of Interest in Separate Account Under Flexible Premium Variable Universal Life Insurance Policies.

Explanatory Note

This Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-6 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”) solely for the purpose of delaying, until March 20, 2022, the effectiveness of the registration statement, filed in Post-Effective Amendment No. 33 on November 10, 2021 (SEC Accession Number 0001104659-21-136958), pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 36 incorporates by reference the information contained in the Prospectus, Statement of Additional Information and Part C of Post-Effective Amendment No. 33.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 18th day of February, 2022.

Equitable Financial Life Insurance Company of America
(Depositor)

By:	/s/ Shane Daly
Shane Daly
Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICER:

*	Chief Executive Officer and Director
Mark Pearson

PRINCIPAL FINANCIAL OFFICER:

*	Senior Executive Vice President and Chief Financial Officer
Robin Raju

PRINCIPAL ACCOUNTING OFFICER:

*	Senior Vice President and Chief Accounting Officer
William Eckert

*DIRECTORS:

Joan Lamm-Tennant	Daniel G. Kaye	Mark Pearson
Kristi Matus	Francis Hondal	Charles G.T. Stonehill
Ramon de Oliveira	George Stansfield	Bertram Scott

*BY:	/S/ SHANE DALY
Shane Daly
Attorney-in-Fact
February 18, 2022